FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	$ 3,700	$ 7,600
Financial assets at amortised cost	[1]	217,200	209,700
Financial assets	[1]	220,900	217,300
Financial liabilities, at fair value	[1]	3,400	(200)
Financial liabilities at amortised cost	[1]	817,800	809,300
Financial liabilities	[1]	821,200	809,100
Mortgage debt and bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0	0
Financial liabilities at amortised cost	[2]	724,300	720,900
Financial liabilities	[2]	724,300	720,900
Finance lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Financial liabilities at amortised cost	[1]	25,300	28,200
Financial liabilities	[1]	25,300	28,200
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Financial liabilities at amortised cost	[1]	35,100	26,200
Financial liabilities	[1]	35,100	26,200
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	3,400	(200)
Financial liabilities at amortised cost	[1]	33,100	34,000
Financial liabilities	[1]	36,500	33,800
Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Financial assets at amortised cost	[1]	86,000	71,300
Financial assets	[1]	86,000	71,300
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	3,700	7,600
Financial assets at amortised cost	[1]	3,800	4,200
Financial assets	[1]	7,500	11,800
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Financial assets at amortised cost	[1]	127,400	134,200
Financial assets	[1]	127,400	134,200
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Financial liabilities, at fair value	[1]	0	0
Level 1 | Mortgage debt and bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0	0
Level 1 | Finance lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Level 1 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Level 1 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Level 1 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Level 1 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Level 1 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	3,700	7,600
Financial liabilities, at fair value	[1]	3,400	(200)
Level 2 | Mortgage debt and bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0	0
Level 2 | Finance lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Level 2 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Level 2 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	3,400	(200)
Level 2 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Level 2 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	3,700	7,600
Level 2 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Financial liabilities, at fair value	[1]	0	0
Level 3 | Mortgage debt and bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[2]	0	0
Level 3 | Finance lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Level 3 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Level 3 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	[1]	0	0
Level 3 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Level 3 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	0
Level 3 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	$ 0	$ 0

[1]	Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.
[2]	See note 14.